Note 3 - Summary of Significant Accounting Policies - Significant Exchange Rates (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Canadian Dollars spent in Canada and Cuba [member]
Statement Line Items [Line Items]
Closing rate		2.8431	2.638	2.4214
Average rate		2.8092	2.4567	2.6348
Dominican Pesos spent in the Dominican Republic [member]
Statement Line Items [Line Items]
Closing rate		0.077	0.0685	0.07
Average rate		0.0734	0.0674	0.0755
US Dollars spent in Ecuador, Panama and Cuba [member]
Statement Line Items [Line Items]
Closing rate	[1],[2]	3.8748	3.308	3.2591
Average rate	[1],[2]	3.6348	3.2017	3.4749
Quetzal spent in Guatemala [member]
Statement Line Items [Line Items]
Closing rate		0.5001	0.45	0.4343
Average rate		0.4837	0.4344	0.457
Novo Sol spent in Peru [member]
Statement Line Items [Line Items]
Closing rate	[2]			0.972
Average rate	[2]			1.0269
Argentinean Peso spent in Argentina [member]
Statement Line Items [Line Items]
Closing rate		0.1025	0.1762	0.2056
Average rate		0.1371	0.1931	0.2354
Bolivian Peso spent in Bolivia [member]
Statement Line Items [Line Items]
Closing rate		0.5567	0.4753	0.4683
Average rate		0.5222	0.46	0.4993
Guarani spent in Paraguai [member]
Statement Line Items [Line Items]
Closing rate		0.0007	0.0006	0.0006
Average rate		0.0006	0.0006	0.0006
Uruguayan Peso spent in Uruguay [member]
Statement Line Items [Line Items]
Closing rate		0.1196	0.1151	0.1114
Average rate		0.1181	0.1116	0.1166
Chilean Peso spent in Chile [member]
Statement Line Items [Line Items]
Closing rate		0.0056	0.0054	0.0049
Average rate		0.0057	0.0049	0.0051
Peso colombiano spent in Colombia [member]
Statement Line Items [Line Items]
Closing rate	[2]			0.0011
Average rate	[2]			0.0011
Barbadian Dollar spent in Barbados [member]
Statement Line Items [Line Items]
Closing rate		1.9101	1.6307	1.6075
Average rate		1.7918	1.5783	1.7139

[1]	The functional currency of Cuba, the Cuban convertible peso ("CUC"), has a fixed parity with the dollar ("USD") at balance sheet date.
[2]	Until December 31, 2016, due to exchange of shareholdings, according the Note 1 - Corporate information.